Background, Organization and Summary of Significant Accounting Policies - Narrative (Detail) - USD ($)			1 Months Ended	3 Months Ended		12 Months Ended
		Nov. 30, 2018	Nov. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Aug. 31, 2017	Jul. 31, 2017
Significant Accounting Policies [Line Items]
Percentage of equity interest acquired									3.40%
Amortization expenses						$ 7,600,000	$ 4,100,000	$ 3,200,000
Cumulative foreign earnings						25,000,000
Goodwill impairment charges						0	0
Reclassification from AOCI to retained earnings resulting from TCJA	[1]				$ 9,300,000
Centuri
Significant Accounting Policies [Line Items]
Proceeds from contributed capital				$ 1,000,000
Intangible assets						$ 159,821,000	80,702,000
Centuri | W.S. Nicholls Western Construction LTD
Significant Accounting Policies [Line Items]
VIR ownership percentage						50.00%
Equity method investment amount						$ 11,200,000	12,700,000
Dividends received						1,000,000	0
Exposure to loss as a result of its investment						44,900,000
Earnings from equity method investment						500,000
Southwest Gas Corporation
Significant Accounting Policies [Line Items]
Dividends received						0	0	$ 12,461,000
Reclassification from AOCI to retained earnings resulting from TCJA					$ 9,300,000
Money Market Funds
Significant Accounting Policies [Line Items]
Money market fund investments						59,900,000	22,200,000
Money Market Funds | Southwest Gas Corporation
Significant Accounting Policies [Line Items]
Money market fund investments						18,000,000	20,800,000
Gas Pipe Materials and Supplies | Prepaids and other current assets
Significant Accounting Policies [Line Items]
Gas pipe materials and operating supplies						56,000,000	33,000,000
Prepaid and other current assets						$ 74,000,000	$ 40,000,000
Centuri
Significant Accounting Policies [Line Items]
Ownership percentage by parent										96.60%
Percentage of equity interest acquired									3.40%
IntelliChoice Energy LLC | Centuri
Significant Accounting Policies [Line Items]
Ownership percentage by parent					65.00%	95.00%
Linetec | Centuri
Significant Accounting Policies [Line Items]
Percentage of voting interests acquired		80.00%	80.00%
Business combination consideration		$ 326,600,000	$ 75,600,000

[1]	Release of excess deferred taxes accumulated prior to December 22, 2017 (date of enactment of the TCJA), as a result of the adoption of ASU 2018-02, which permitted such release. See Note 1 - Background, Organization, and Summary of Significant Accounting Policies.